Activity in Allowance for Loan Losses (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period				$ 5,727,800				$ 4,727,000	$ 5,727,800	$ 4,727,000
Loans charged-off									(1,459,000)	(759,000)
Recoveries on loans previously charged-off									408,000	684,000
Net Charge-offs									(1,051,000)	(75,000)
Provision for Loan Losses	152,000	631,000	277,000	358,000	59,000	360,000	349,000	311,000	1,418,260	1,075,983
Balance at end of period	6,095,001				5,727,800				6,095,001	5,727,800
Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans charged-off									(1,203,000)	(457,000)
Recoveries on loans previously charged-off									325,000	600,000
Installment and Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans charged-off									(167,000)	(197,000)
Recoveries on loans previously charged-off									68,000	66,000
Commercial Financial And Agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans charged-off									(89,000)	(105,000)
Recoveries on loans previously charged-off									$ 15,000	$ 18,000